As filed with the Securities and Exchange Commission on 4/29/15

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2015 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	84.2%
	Agricultural Chemicals	0.3%
	Mosaic Co.
$785,000	3.75%, due 11/15/21		$833,440
	Agriculture	0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		673,834
	Auto Parts	1.3%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,240,456
	Autozone, Inc.
600,000	3.125%, due 7/15/23		599,709
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21		1,329,533
			3,169,698
	Autos	1.6%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		945,313
	Ford Motor Credit Co. LLC
1,200,000	1.50%, due 1/17/17		1,202,455
1,000,000	5.00%, due 5/15/18		1,094,141
600,000	5.875%, due 8/2/21		709,708
			3,951,617
	Banks	3.9%
	Associated Banc-Corp.
400,000	2.75%, due 11/15/19		402,854
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		778,159
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,109,802
	Capital One Financial Corp.
815,000	6.15%, due 9/1/16		871,404
	Citigroup, Inc.
1,000,000	3.50%, due 5/15/23		998,430
	Credit Suisse Group
700,000	5.40%, due 1/14/20		787,925
	Discover Bank
700,000	3.20%, due 8/9/21		718,432
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18		1,003,147
225,000	8.25%, due 3/1/38		340,864
	First Tennessee Bank
500,000	2.95%, due 12/1/19		504,451
	KeyCorp
900,000	5.10%, due 3/24/21		1,022,886
	UBS AG
750,000	5.875%, due 7/15/16		798,722

			9,337,076
	Biotechnology	2.0%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21		1,633,603
900,000	5.15%, due 11/15/41		1,037,648
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18		1,280,156
	Celgene Corp.
800,000	4.625%, due 5/15/44		877,149
			4,828,556
	Broker	2.6%
	Goldman Sachs Group, Inc.
800,000	5.625%, due 1/15/17		859,749
950,000	6.75%, due 10/1/37		1,231,256
	Merrill Lynch & Co., Inc.
1,010,000	5.70%, due 5/2/17		1,093,355
1,050,000	6.11%, due 1/29/37		1,285,023
	Morgan Stanley
900,000	4.875%, due 11/1/22		979,205
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		837,467
			6,286,055
	Building Materials	0.3%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		815,002
	Cable/Satellite	0.9%
	Direct TV Holdings
700,000	1.75%, due 1/15/18		698,485
685,000	5.00%, due 3/1/21		760,623
700,000	6.00%, due 8/15/40		792,128
			2,251,236
	Chemicals	2.3%
	CF Industries, Inc.
800,000	3.45%, due 6/1/23		811,650
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25		900,556
	Dow Chemical Co.
1,075,000	4.25%, due 11/15/20		1,179,094
865,000	7.375%, due 11/1/29		1,188,503
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17		919,313
	RPM International, Inc.
500,000	6.125%, due 10/15/19		567,884
			5,567,000
	Communications	1.1%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21		1,991,643
475,000	7.045%, due 6/20/36		650,468
			2,642,111
	Communications Equipment	0.6%
	Harris Corp.
500,000	6.15%, due 12/15/40		613,850

	L-3 Communications Corp.
775,000	4.75%, due 7/15/20		834,750
			1,448,600
	Diversified Manufacturing	0.3%
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		649,932
	Electric Utilities	3.8%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41		536,245
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18		1,454,581
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,230,945
	Indiana Michigan Power
750,000	6.05%, due 3/15/37		967,522
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		826,880
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22		1,084,999
400,000	5.25%, due 2/15/43		481,096
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21		1,282,797
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32		852,469
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		615,382
			9,332,916
	Exploration & Production	0.3%
	Continental Resources, Inc.
700,000	4.50%, due 4/15/23		684,304
	Finance	0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		996,441
	Finance - Credit Cards	0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)		1,643,441
	Financial Services	0.5%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		587,846
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		724,145
			1,311,991
	Food	2.8%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28		1,661,013
	Kellogg Co.
1,200,000	3.25%, due 5/21/18		1,254,167
	Kraft Foods Group, Inc.
1,690,000	2.25%, due 6/5/17		1,721,221
	Kroger Co.
780,000	6.15%, due 1/15/20		912,141

	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19		1,206,155
			6,754,697
	Gas Pipelines	0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18		1,252,996
	Health Care	1.1%
	Cardinal Health, Inc.
500,000	2.40%, due 11/15/19		503,881
	Humana, Inc.
955,000	7.20%, due 6/15/18		1,112,126
	Laboratory Corporation of America Holdings
1,000,000	2.20%, due 8/23/17		1,013,654
			2,629,661
	Health Care Facilities and Services	0.4%
	McKesson Corp.
800,000	4.883%, due 3/15/44		917,586
	Information Technology	1.2%
	Hewlett Packard Co.
1,150,000	2.60%, due 9/15/17		1,182,639
800,000	4.65%, due 12/9/21		877,936
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		810,670
			2,871,245
	Insurance	4.8%
	American International Group, Inc.
1,000,000	3.375%, due 8/15/20		1,059,752
1,050,000	4.875%, due 6/1/22		1,201,739
100,000	6.25%, due 3/15/87		113,416
	Aon Corp.
600,000	5.00%, due 9/30/20		678,404
	AXA SA
500,000	8.60%, due 12/15/30		695,198
	CIGNA Corp.
315,000	6.15%, due 11/15/36		400,937
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22		1,388,201
105,000	3.50%, due 4/15/23		105,311
	Hartford Financial Services Group
1,350,000	5.125%, due 4/15/22		1,555,214
	Markel Corp.
20,000	4.90%, due 7/1/22		22,112
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (a)		1,004,625
	Protective Life Corp.
350,000	7.375%, due 10/15/19		421,284
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37		1,436,577
	Unum Group
700,000	5.625%, due 9/15/20		794,914
	Wellpoint, Inc.
600,000	4.65%, due 8/15/44		665,657
			11,543,341

	Lodging	0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		638,314
	Machinery	0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		914,402
	Manufacturing	0.4%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23		1,050,217
	Media	4.9%
	CBS Corp.
1,220,000	5.75%, due 4/15/20		1,400,687
	Discover Communications LLC
500,000	3.30%, due 5/15/22		501,682
	Expedia, Inc.
800,000	5.95%, due 8/15/20		899,599
	News America, Inc.
1,460,000	6.20%, due 12/15/34		1,890,599
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		421,880
	Time Warner, Inc.
500,000	4.05%, due 12/15/23		537,976
1,965,000	7.625%, due 4/15/31		2,774,947
	Time Warner Cable, Inc.
1,600,000	5.85%, due 5/1/17		1,745,320
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,169,880
	Viacom Inc.
610,000	4.375%, due 3/15/43		573,573
			11,916,143
	Medical Equipment	0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17		166,272
	Medical Equipment and Supplies Manufacturing	0.4%
	Becton Dickinson & Co.
800,000	4.685%, due 12/15/44		880,319
	Metals	0.3%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		796,875
	Metals and Mining	1.3%
	Freeport-McMoRan Inc.
900,000	3.875%, due 3/15/23		826,309
	Goldcorp Inc.
500,000	3.70%, due 3/15/23		502,898
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		503,568
	Teck Resources Ltd.
700,000	4.75%, due 1/15/22		682,886
800,000	5.40%, due 2/1/43		718,124
			3,233,785
	Metalworking Machinery	0.5%

	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19		1,146,243
	Mining	1.1%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		751,096
	Vale Overseas Limited
560,000	6.25%, due 1/23/17		596,182
700,000	4.375%, due 1/11/22		683,872
700,000	6.875%, due 11/21/36		700,350
			2,031,150
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.2%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43		559,164
	Office Equipment	0.4%
	Xerox Corp.
900,000	6.75%, due 2/1/17		988,664
	Oil and Gas	11.6%
	Anadarko Petroleum Corp.
650,000	5.95%, due 9/15/16		697,575
900,000	6.45%, due 9/15/36		1,151,617
	Cameron International Corp.
700,000	6.375%, due 7/15/18		783,658
	Canadian Natural Resources
835,000	6.00%, due 8/15/16		893,432
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		944,410
	Duke Energy Field Services LLC
550,000	8.125%, due 8/16/30		584,916
	Encana Corp.
450,000	3.90%, due 11/15/21		464,865
750,000	6.50%, due 8/15/34		857,084
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42		2,048,240
	Hess Corp.
575,000	8.125%, due 2/15/19		689,495
800,000	5.60%, due 2/15/41		890,150
	Kinder Morgan Energy Partners
750,000	3.95%, due 9/1/22		769,192
1,270,000	5.80%, due 3/15/35		1,391,141
700,000	5.55%, due 6/1/45		754,297
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17		1,168,234
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18		1,646,250
1,150,000	6.625%, due 6/15/35		1,328,997
	Petrobras International Finance Co.
1,885,000	5.875%, due 3/1/18		1,814,501
1,750,000	5.375%, due 1/27/21		1,583,365
390,000	6.875%, due 1/20/40		338,988
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		771,750

	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		412,860
	Southwestern Energy Co.
1,325,000	4.10%, due 3/15/22		1,306,942
	Talisman Energy
685,000	6.25%, due 2/1/38		750,175
	Transocean, Inc.
820,000	6.00%, due 3/15/18		793,889
700,000	6.375%, due 12/15/21		618,561
450,000	6.80%, due 3/15/38		360,924
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		822,320
	Weatherford International, Ltd.
800,000	4.50%, due 4/15/22		727,969
800,000	6.75%, due 9/15/40		752,601
			28,118,398
	Other Telecommunications	1.5%
	AT&T, Inc.
1,500,000	3.00%, due 2/15/22		1,487,661
2,000,000	4.80%, due 6/15/44		2,030,506
			3,518,167
	Paper	1.2%
	International Paper Co.
900,000	4.75%, due 2/15/22		998,007
700,000	6.00%, due 11/15/41		829,344
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,086,273
			2,913,624
	Pharmaceuticals	1.7%
	Abbvie, Inc.
1,650,000	1.75%, due 11/6/17		1,664,066
100,000	4.40%, due 11/6/42		105,562
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23		524,611
	Watson Pharmaceuticals, Inc.
1,775,000	1.875%, due 10/1/17		1,773,282
			4,067,521
	Pipeline Transportation of Natural Gas	0.3%
	Williams Partners LP
800,000	3.90%, due 1/15/25		799,535
	Pipelines	2.6%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,056,717
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		646,872
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		771,598
1,000,000	7.60%, due 2/1/24		1,263,234
	Oneok Partners LP
1,200,000	3.375%, due 10/1/22		1,136,927
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17		807,782

	Williams Companies, Inc.
600,000	7.50%, due 1/15/31		670,652
			6,353,782
	Real Estate Investment Trusts	4.0%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21		1,512,293
	Duke Realty LP
750,000	8.25%, due 8/15/19		925,630
	ERP Operating LP
900,000	5.75%, due 6/15/17		988,025
	Health Care Property Investors, Inc.
850,000	6.00%, due 1/30/17		922,474
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,178,840
	Healthcare Realty Trust
675,000	6.50%, due 1/17/17		736,270
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		662,539
	ProLogis
559,000	6.875%, due 3/15/20		657,959
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21		1,642,565
500,000	3.75%, due 5/1/24		514,079
			9,740,674
	Restaurants	0.3%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21		830,970
	Retail	2.0%
	CVS Caremark Corp.
1,268,000	5.75%, due 6/1/17		1,397,479
	Gap, Inc.
1,000,000	5.95%, due 4/12/21		1,144,842
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		795,954
400,000	6.70%, due 7/15/34		528,546
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		1,089,141
			4,955,962
	Scientific Instruments	0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		943,457
	Software	1.1%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		720,027
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22		1,856,250
			2,576,277
	Technology	0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17		721,083
	Telecommunications	2.1%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,475,596

	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (c)		1,390,673
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (c)		524,419
	Embarq Corp.
600,000	7.082%, due 6/1/16		641,775
	France Telecom SA
575,000	5.375%, due 1/13/42		667,491
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		492,700
			5,192,654
	Tobacco	1.2%
	Altria Group, Inc.
387,000	9.70%, due 11/10/18		498,230
1,100,000	5.375%, due 1/31/44		1,302,095
	Lorillard Tobacco Co.
1,200,000	3.75%, due 5/20/23		1,216,366
			3,016,691
	Toys and Games	0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41		892,026
	Transportation	2.0%
	Burlington Northern Santa Fe
1,075,000	4.70%, due 10/1/19		1,205,794
1,285,000	6.15%, due 5/1/37		1,724,428
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,866,233
			4,796,455
	Transportation and Logistics	0.4%
	Fedex Corp.
1,000,000	4.00%, due 1/15/24		1,086,901
	Travel and Lodging	0.3%
	Starwood Hotels & Resorts Worldwide
600,000	3.75%, due 3/15/25		614,010
	Utilities	0.2%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		534,351
	Utilities - Gas	0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		744,459
	Waste Disposal	0.7%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20		1,615,538
	Wired Telecommunications Carriers	4.9%
	Verizon Communications, Inc.
3,112,000	2.625%, due 2/21/20 (b)		3,143,882
3,000,000	5.15%, due 9/15/23		3,442,917
3,950,000	6.55%, due 9/15/43		5,198,943
			11,785,742
	Wireless Telecommunications Services	0.4%
	Vodafone Group PLC
1,000,000	2.95%, due 2/19/23		991,108

	Total Corporate Bonds (cost $194,588,725)		204,224,059

	SOVEREIGN BONDS	11.4%
	Federal Republic of Brazil
550,000	6.00%, due 1/17/17		591,250
500,000	4.875%, due 1/22/21		525,000
2,040,000	7.125%, due 1/20/37		2,437,800
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,185,000
890,000	7.375%, due 9/18/37		1,223,750
	Republic of Italy
1,100,000	5.375%, due 6/12/17		1,199,601
1,050,000	6.875%, due 9/27/23		1,363,299
	Republic of Panama
200,000	5.20%, due 1/30/20		224,000
750,000	6.70%, due 1/26/36		996,563
	Republic of Peru
830,000	8.375%, due 5/3/16		900,550
1,050,000	6.55%, due 3/14/37		1,399,125
	Republic of Philippines
950,000	6.50%, due 1/20/20		1,140,000
2,125,000	5.00%, due 1/13/37		2,565,937
	Republic Of Turkey
1,800,000	7.50%, due 7/14/17		2,010,330
1,500,000	5.125%, due 3/25/22		1,605,750
1,950,000	6.00%, due 1/14/41		2,240,063
	Republic of Uruguay
209,742	8.00%, due 11/18/22		279,481
	United Mexican States
1,200,000	5.625%, due 1/15/17		1,297,800
1,684,000	3.625%, due 3/15/22		1,759,780
2,490,000	4.75%, due 3/8/44		2,663,956
			27,609,035
	Total Sovereign Bonds (cost $27,775,287)		27,609,035

	U.S. GOVERNMENT INSTRUMENTALITIES	2.1%
	U.S. Treasury Bonds
400,000	2.25%, due 11/15/24		408,469
4,410,000	2.875%, due 5/15/43		4,648,413
			5,056,882
	Total U.S. Government Instrumentalities (cost $4,562,478)		5,056,882

	SHORT-TERM INVESTMENTS	1.0%
2,314,513	Invesco STIT - Treasury Portfolio - Institutional Class, 0.01% (d)		2,314,513
	Total Short-Term Investments (cost $2,314,513)		2,314,513

	Total Investments (cost $229,241,003)	98.7%	239,204,489
	Other Assets less Liabilities	1.3%	3,238,784
	TOTAL NET ASSETS	100.0%	$242,443,273

(a)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2015.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of February 28, 2015, the value of these investments was $3,143,882 or 1.3% of total net assets.

(c)	Step-up bond; the interest rate shown is the rate in effect as of February 28, 2015.
(d)	Rate shown is the 7-day annualized yield as of February 28, 2015.

	Country Allocation
	Country	% of Net Assets
	United States	76.2%
	Mexico	4.1%
	Brazil	3.8%
	Turkey	2.4%
	Canada	2.0%
	Switzerland	2.0%
	United Kingdom	1.6%
	Philippines	1.5%
	Spain	1.1%
	Italy	1.1%
	Colombia	1.0%
	Peru	1.0%
	France	0.6%
	Panama	0.5%
	Ireland	0.5%
	Japan	0.3%
	Netherlands	0.2%
	Uruguay	0.1%
		100.0%

PIA HIGH YIELD FUND
Schedule of Investments - February 28, 2015 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	93.5%
	Aerospace/Defense	4.2%
	Gencorp, Inc.
$1,150,000	7.125%, due 3/15/21		$1,221,875
	Kratos Defense & Security Solutions, Inc.
1,050,000	7.00%, due 5/15/19		939,750
	LMI Aerospace, Inc.
800,000	7.375%, due 7/15/19 (b)		806,000
	Transdigm, Inc.
1,050,000	6.00%, due 7/15/22		1,068,375
			4,036,000
	Auto Parts Manufacturing	0.9%
	Nexteer Automotive Group Ltd.
850,000	5.875%, due 11/15/21 (b)		874,437
	Automotive	2.8%
	Accuride Corp.
676,000	9.50%, due 8/1/18		701,350
	Affinia Group, Inc.
1,500,000	7.75%, due 5/1/21		1,567,500
	Schaeffler Finance BV
20,000	6.875%, due 8/15/18 (b)		21,050
20,000	6.25%, due 11/15/19 (b)		21,300
350,000	4.25%, due 5/15/21 (b)		355,250
			2,666,450
	Building Materials	3.6%
	American Builders & Contractors Supply Co., Inc.
80,000	5.625%, due 4/15/21 (b)		81,800
	Associated Asphalt Partners LLC
480,000	8.50%, due 2/15/18 (b)		463,200
	Building Materials Holding Corp.
900,000	9.00%, due 9/15/18 (b)		951,750
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18		665,625
	USG Corp.
500,000	5.875%, due 11/1/21 (b)		526,250
750,000	5.50%, due 3/1/25 (b)		768,750
			3,457,375
	Chemicals	11.0%
	Consolidated Energy Finance SA
650,000	6.75%, due 10/15/19 (b)		646,750
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)		612,000
	H.I.G. BBC Intermediate Holdings Corp.
150,000	10.50%, due 9/15/18 (b)		141,375
	Hexion U.S. Finance Corp.
650,000	6.625%, due 4/15/20		624,000

	Ineos Finance PLC
50,000	7.50%, due 5/1/20 (b)		53,250
	Ineos Group Holdings PLC
700,000	5.875%, due 2/15/19 (b)		708,750
	Kissner Milling Company Ltd.
1,000,000	7.25%, due 6/1/19 (b)		1,022,500
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19		638,987
	LSB Industries, Inc.
1,150,000	7.75%, due 8/1/19		1,204,625
	Momentive Performance Materials, Inc.
165,000	3.88%, due 10/24/21		147,262
	Nexeo Solutions LLC
995,000	8.375%, due 3/1/18		932,812
	Omnova Solutions, Inc.
588,000	7.875%, due 11/1/18 (c)		607,110
	PSPC Escrow Corp.
230,000	6.50%, due 2/1/22 (b)		243,512
	Rentech Nitrogen Partners L.P.
900,000	6.50%, due 4/15/21 (b)		895,500
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)		207,562
	Trinseo Materials Operating S.C.A.
1,000,000	8.75%, due 2/1/19		1,045,000
	Tronox Worldwide LLC
750,000	6.375%, due 8/15/20		750,937
			10,481,932
	Construction Machinery	2.4%
	H & E Equipment Services, Inc.
1,470,000	7.00%, due 9/1/22		1,517,775
	NES Rentals Holding, Inc.
750,000	7.875%, due 5/1/18 (b)		763,125
			2,280,900
	Consumer Cyclical Services	2.9%
	APX Group, Inc.
175,000	6.375%, due 12/1/19		176,312
560,000	8.75%, due 12/1/20		516,600
	Garda World Security Corp.
140,000	7.25%, due 11/15/21 (b)		137,550
	GEO Group, Inc.
950,000	5.875%, due 1/15/22		1,007,000
	Reliance Intermediate Holdings
475,000	9.50%, due 12/15/19 (b)		497,562
	West Corp.
420,000	5.375%, due 7/15/22 (b)		409,500
			2,744,524
	Consumer Products	2.3%
	Acco Brands Corp.
500,000	6.75%, due 4/30/20		526,250
	Alphabet Holdings Co.
500,000	7.75%, due 11/1/17		492,500
	Prestige Brands Inc.
875,000	5.375%, due 12/15/21 (b)		891,406

	Visant Corp.
350,000	10.00%, due 10/1/17		317,625
			2,227,781
	Consumer Services	2.4%
	Modular Space Corp.
850,000	10.25%, due 1/31/19 (b)		641,750
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22 (b)		841,500
	United Rentals (North America), Inc.
300,000	6.125%, due 6/15/23		323,250
500,000	5.75%, due 11/15/24		530,000
			2,336,500
	Containers & Packaging	0.9%
	Paperworks Industries, Inc.
830,000	9.50%, due 8/15/19 (b)		845,563
	Distributors	0.8%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		207,500
500,000	6.75%, due 1/15/22		507,500
			715,000
	Diversified Manufacturing	1.9%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)		350,391
	Griffon Corp.
1,100,000	5.25%, due 3/1/22		1,087,625
	Mcron Finance Sub LLC
347,000	8.375%, due 5/15/19 (b)		373,893
			1,811,909
	Electric	0.8%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23		733,225
	Electrical Equipment Manufacturing	1.0%
	Anixter, Inc.
100,000	5.125%, due 10/1/21		103,250
	WESCO Distribution, Inc.
810,000	5.375%, due 12/15/21		825,188
			928,438
	Entertainment Resources	2.1%
	Live Nation Entertainment, Inc.
600,000	7.00%, due 9/1/20 (b)		646,500
580,000	5.375%, due 6/15/22 (b)		591,600
	Regal Entertainment Group
750,000	5.75%, due 3/15/22		774,375
			2,012,475
	Environmental	1.1%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19		812,000
	Heckmann Corp.
300,000	9.875%, due 4/15/18		211,500
			1,023,500
	Finance	0.4%

	National Financial Partners Corp.
360,000	9.00%, due 7/15/21 (b)		376,200
	Food and Beverage	2.7%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)		368,150
	Darling Ingredients, Inc.
730,000	5.375%, due 1/15/22		740,038
	Dean Foods Co.
640,000	6.50%, due 3/15/23 (b)		644,400
	Simmons Food Inc.
800,000	7.875%, due 10/1/21 (b)		802,000
			2,554,588
	Gaming	0.1%
	Scientific Games Corp.
135,000	8.125%, due 9/15/18		121,500
	Healthcare	1.0%
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19		612,375
	Physio-Control International Corp.
333,000	9.875%, due 1/15/19 (b)		357,143
			969,518
	Industrial - Other	4.9%
	Cleaver-Brooks, Inc.
275,000	8.75%, due 12/15/19 (b)		282,563
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21		548,600
	General Cable Corp.
175,000	5.75%, due 10/1/22		154,437
	Interline Brands, Inc.
292,000	10.00%, due 11/15/18		308,060
	Liberty Tire Recycling Holdco, LLC
700,000	11.00%, due 10/1/16 (b)		563,500
	Safway Group Holding LLC
1,250,000	7.00%, due 5/15/18 (b)		1,268,750
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		475,875
	Stonemor Partners LP
700,000	7.875%, due 6/1/21		736,750
	Zachry Holdings, Inc.
375,000	7.50%, due 2/1/20 (b)		366,563
			4,705,098
	Machinery Manufacturing	0.6%
	Amsted Industries Inc.
580,000	5.375%, due 9/15/24 (b)		582,900
	Manufactured Goods	1.0%
	Gates Global LLC
1,000,000	6.00%, due 7/15/22 (b)		965,000
	Media Entertainment	0.3%
	Nielsen Finance LLC
250,000	5.00%, due 4/15/22 (b)		256,563
	Media Non-Cable	4.3%
	CBS Outdoor Americas Capital, LLC
960,000	5.625%, due 2/15/24		1,027,200

	Outerwall, Inc.
600,000	6.00%, due 3/15/19		588,000
	R.R. Donnelley & Sons Co.
1,000,000	6.50%, due 11/15/23		1,067,500
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)		796,800
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)		610,500
			4,090,000
	Metals and Mining	4.9%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)		799,000
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16		248,125
	Emeco Pty Limited
600,000	9.875%, due 3/15/19 (b)		459,000
	Graftech International Ltd.
640,000	6.375%, due 11/15/20		521,600
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)		436,500
500,000	8.25%, due 1/15/21 (b)		485,625
	Suncoke Energy, Inc.
8,000	7.625%, due 8/1/19		8,314
300,000	7.375%, due 2/1/20 (b)		313,500
450,000	7.375%, due 2/1/20 (b)		470,250
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)		961,875
			4,703,789
	Oil & Gas	0.4%
	FTS International, Inc.
480,000	6.25%, due 5/1/22 (b)		379,200
	Oil Field Services	2.2%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)		270,750
	CHC Helicopter SA
450,000	9.25%, due 10/15/20		426,375
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)		328,050
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)		184,500
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)		920,000
			2,129,675
	Packaging	4.7%
	AEP Industries, Inc.
1,006,000	8.25%, due 4/15/19		1,033,665
	Beverage Packaging Holdings
500,000	6.00%, due 6/15/17 (b)		506,250
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)		839,050
	Coveris Holdings S.A.
950,000	7.875%, due 11/1/19 (b)		969,000

	Dispensing Dynamics International, Inc.
500,000	12.50%, due 1/1/18 (b)		527,500
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)		420,250
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20		114,538
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		54,625
			4,464,878
	Paper	6.6%
	Cascades, Inc.
205,000	7.875%, due 1/15/20		214,738
790,000	5.50%, due 7/15/22 (b)		816,662
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23		1,020,000
	Hardwoods Acquisition, Inc.
560,000	7.50%, due 8/1/21 (b)		540,400
	Mercer International, Inc.
440,000	7.75%, due 12/1/22 (b)		463,100
	Neenah Paper, Inc.
900,000	5.25%, due 5/15/21 (b)		909,000
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		380,000
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20		412,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)		603,750
	Xerium Technologies, Inc.
940,000	8.875%, due 6/15/18		979,363
			6,339,013
	Pharmaceutical and Medicine Manufacturing	0.0%
	Valeant Pharmaceuticals International, Inc.
40,000	5.50%, due 3/1/23 (b)		40,600
	Pharmaceuticals	0.9%
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)		510,313
	Par Pharmaceutical Cos. Inc.
300,000	7.375%, due 10/15/20		319,500
			829,813
	Pipelines	2.1%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22		684,500
	Rose Rock Midstream, L.P.
590,000	5.625%, due 7/15/22		591,475
	Summit Midstream Holdings, LLC
10,000	7.50%, due 7/1/21		10,575
700,000	5.50%, due 8/15/22		682,500
			1,969,050
	Printing and Related Support Activities	0.5%
	Multi-Color Corp.
450,000	6.125%, due 12/1/22 (b)		468,000
	Publishing and Broadcasting	0.8%

	Media General Financing Sub, Inc.
740,000	5.875%, due 11/15/22 (b)		758,500
	Railroad	0.8%
	Watco Companies, Inc.
800,000	6.375%, due 4/1/23 (b)		808,000
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	1.6%
	PolyOne Corp.
1,500,000	5.25%, due 3/15/23		1,575,000
	Retail - Consumer Discretionary	1.0%
	Hillman Company, Inc.
1,000,000	6.375%, due 7/15/22 (b)		980,000
	Retailers	2.4%
	Argos Merger Sub, Inc.
850,000	7.125%, due 3/15/23 (b)		881,875
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20		603,625
	Rent-A-Center, Inc.
850,000	6.625%, due 11/15/20		807,500
			2,293,000
	Software and Services	1.0%
	Audatex North America, Inc.
150,000	6.00%, due 6/15/21 (b)		160,125
750,000	6.125%, due 11/1/23 (b)		798,750
			958,875
	Technology	3.9%
	ACI Worldwide, Inc.
20,000	6.375%, due 8/15/20 (b)		20,975
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)		215,000
	Cardtronics, Inc.
640,000	5.125%, due 8/1/22 (b)		629,600
	First Data Corp.
500,000	8.25%, due 1/15/21 (b)		538,750
600,000	8.75%, due 1/15/22 (b)		651,000
	Kemet Corp.
370,000	10.50%, due 5/1/18		381,100
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)		589,188
	Sungard Data Systems, Inc.
675,000	6.625%, due 11/1/19		705,375
			3,730,988
	Textile	0.3%
	Levi Strauss & Co.
250,000	6.875%, due 5/1/22		276,250
	Transportation and Logistics	0.8%
	Martin Midstream Partners L.P.
750,000	7.25%, due 2/15/21		723,750
	Transportation Services	0.8%
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)		776,250
	Wireline Telecommunications Services	0.2%

	Consolidated Communications
150,000	6.50%, due 10/1/22 (b)		150,375
	Wirelines	1.2%
	Frontier Communications Corp.
270,000	9.25%, due 7/1/21		316,238
355,000	7.125%, due 1/15/23		372,306
	Windstream Corp.
490,000	6.375%, due 8/1/23		452,637
			1,141,181
	Total Corporate Bonds (cost $90,238,654)		89,293,563

	RIGHTS	0.0%
1	Momentive Performance Escrow (d) (e)		-

	SHORT-TERM INVESTMENTS	5.9%
5,628,684	Invesco STIT - Prime Portfolio - Institutional Class, 0.01% (a)		5,628,684
	Total Short-Term Investments (cost $5,628,684)		5,628,684

	Total Investments (cost $95,867,338)	99.4%	94,922,247
	Other Assets less Liabilities	0.6%	577,439
	TOTAL NET ASSETS	100.0%	$95,499,686

(a)	Rate shown is the 7-day annualized yield as of February 28, 2015.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of February 28, 2015, the value of these investments was $47,068,746 or 49.3% of total net assets.
(c)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2015.
(d)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of February 28, 2015, the security had a cost and value of $0 (0.0% of total net assets).

(e)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.

PIA MBS BOND FUND
Schedule of Investments - February 28, 2015 (Unaudited)

Principal
Amount/ Shares			Value
	MORTGAGE-BACKED SECURITIES	106.3%
	Commercial Mortgage-Backed Securities	2.4%
	Aventura Mall Trust
$800,000	3.74%, due 12/7/32, Series 2013-AVM, Class A (a)(d)		$859,099
	Banc of America
184,343	5.71%, due 5/10/45, Series 2006-2, Class AAB (a)		185,319
	Hilton USA Trust
1,300,000	2.66%, due 11/5/30, Series 2013-HLT, Class AFX (d)		1,301,456
			2,345,874
	Residential Mortgage-Backed Securities	10.0%
	American Residential Property Trust
1,000,000	1.92%, due 9/17/31, Series 2014-SFR1, Class B (a)(d)		1,000,830
	Colony American Homes
2,950,757	1.40%, due 5/17/31, Series 2014-1A, Class A (a)(d)		2,934,165
	Invitation Homes Trust
2,939,829	1.40%, due 12/17/30, Series, 2013-SFR1, Class A (a)(d)		2,931,997
3,000,000	1.67%, due 6/17/31, Series 2014-SFR1, Class B (a)(d)		2,989,560
			9,856,552
	U.S. Government Agencies	93.9%
	FHLMC Pool
34,480	4.50%, due 5/1/20, #G18052		36,760
32,123	4.50%, due 3/1/21, #G18119		33,977
30,964	5.00%, due 3/1/21, #G18105		33,375
148,243	4.50%, due 5/1/21, #J01723		156,385
28,760	6.00%, due 6/1/21, #G18124		31,620
89,681	4.50%, due 9/1/21, #G12378		94,844
27,099	5.00%, due 11/1/21, #G18160		29,212
22,225	5.00%, due 2/1/22, #G12522		23,960
32,268	5.00%, due 2/1/22, #J04411		34,644
92,959	5.50%, due 3/1/22, #G12577		100,677
24,505	5.00%, due 7/1/22, #J05243		25,971
673,016	4.00%, due 3/1/26, #J14785		719,612
1,711,251	3.00%, due 11/1/26, #G18409		1,794,654
618,827	3.00%, due 6/1/27, #G14497		649,021
987,912	3.00%, due 12/1/29, #G18534		1,035,114
14,598	5.50%, due 5/1/35, #B31639		16,303
222,452	5.00%, due 8/1/35, #A36351		246,527
41,583	4.50%, due 9/1/35, #A37616		45,103
203,197	4.50%, due 10/1/35, #A37869		221,663
138,679	4.50%, due 10/1/35, #A38023		151,177
64,668	4.50%, due 10/1/35, #G01890		70,565
113,686	5.00%, due 10/1/35, #G01940		125,900
225,255	6.00%, due 1/1/36, #A42208		254,738
18,900	7.00%, due 1/1/36, #G02048		23,713
159,612	5.50%, due 2/1/36, #G02031		178,844
107,538	7.00%, due 8/1/36, #G08148		128,443
316,066	6.50%, due 9/1/36, #A54908		383,681
128,182	6.50%, due 11/1/36, #A54094		155,602
87,213	5.50%, due 2/1/37, #A57840		97,558

182,300	5.00%, due 5/1/37, #A60268	201,361
136,548	5.00%, due 6/1/37, #G03094	151,066
319,177	5.50%, due 6/1/37, #A61982	356,248
383,228	6.00%, due 6/1/37, #A62176	433,586
686,376	6.00%, due 6/1/37, #A62444	778,428
106,502	5.00%, due 7/1/37, #A63187	117,606
194,452	5.50%, due 8/1/37, #G03156	217,523
36,240	6.50%, due 8/1/37, #A70413	41,334
11,858	7.00%, due 8/1/37, #A70079	13,760
9,995	7.00%, due 9/1/37, #A65335	10,903
19,504	7.00%, due 9/1/37, #A65670	21,543
6,643	7.00%, due 9/1/37, #A65941	7,250
4,010	7.00%, due 9/1/37, #A66041	4,620
73,035	7.00%, due 9/1/37, #G03207	85,328
15,752	6.50%, due 11/1/37, #A68726	17,964
171,301	5.00%, due 2/1/38, #A73370	189,098
8,089	5.00%, due 2/1/38, #G03836	8,932
19,207	5.00%, due 3/1/38, #A73704	21,194
175,897	5.00%, due 4/1/38, #A76335	194,088
73,487	5.50%, due 4/1/38, #G04121	82,173
10,128	5.00%, due 5/1/38, #A77463	11,176
34,171	5.50%, due 5/1/38, #A77265	38,200
77,619	5.50%, due 5/1/38, #G04215	86,775
41,434	5.00%, due 6/1/38, #A77986	45,744
17,731	5.00%, due 6/1/38, #G04522	19,582
18,691	5.00%, due 7/1/38, #A79197	20,624
100,633	4.50%, due 9/1/38, #G04773	109,262
25,200	5.00%, due 9/1/38, #G04690	27,823
446,271	5.00%, due 10/1/38, #G04832	492,891
6,157	5.00%, due 11/1/38, #A82849	6,798
25,929	5.00%, due 12/1/38, #G05683	28,633
254,649	5.00%, due 2/1/39, #G05507	281,180
43,992	4.50%, due 4/1/39, #A85612	47,779
121,352	5.00%, due 5/1/39, #G08345	134,090
127,106	4.50%, due 9/1/39, #A88357	138,189
40,884	5.00%, due 9/1/39, #G05904	45,146
214,108	4.50%, due 11/1/39, #G05748	232,778
177,206	4.50%, due 12/1/39, #A90175	192,658
54,882	4.50%, due 4/1/40, #C03464	59,669
151,836	4.50%, due 5/1/40, #A92269	165,124
819,321	4.50%, due 5/1/40, #G06047	890,977
506,071	4.50%, due 6/1/40, #A92533	550,307
90,108	4.50%, due 6/1/40, #A92594	97,995
22,535	4.50%, due 8/1/40, #A93437	24,797
780,497	4.50%, due 8/1/40, #A93505	848,736
2,072,349	3.50%, due 1/1/41, #A96409	2,173,287
265,363	4.50%, due 1/1/41, #A96176	289,520
76,260	4.50%, due 2/1/41, #A97013	82,964
52,480	4.50%, due 4/1/41, #Q00285	57,101
787,244	4.50%, due 9/1/41, #C03701	856,547
152,198	3.50%, due 10/1/41, #Q04087	159,612
67,962	4.50%, due 11/1/41, #Q04699	74,160
186,206	3.50%, due 1/1/42, #Q05410	195,205
721,394	3.50%, due 2/1/42, #Q05996	756,495

445,523	3.50%, due 3/1/42, #G08479	467,091
1,844,482	3.50%, due 4/1/42, #Q07654	1,933,581
1,237,322	3.50%, due 5/1/42, #G08491	1,297,341
2,116,144	3.50%, due 6/1/42, #C09000	2,218,850
1,889,844	3.50%, due 6/1/42, #Q08641	1,981,651
18,028	3.50%, due 6/1/42, #Q08998	18,902
52,405	3.50%, due 7/1/42, #C09004	54,947
665,303	3.50%, due 8/1/42, #Q10324	697,449
61,530	3.00%, due 4/1/43, #V80025	62,845
297,895	3.00%, due 5/1/43, #Q18436	304,072
184,245	3.00%, due 6/1/43, #Q19697	188,075
722,601	3.50%, due 6/1/43, #V80161	758,372
24,068	3.50%, due 7/1/43, #Q19628	25,226
763,563	3.50%, due 7/1/43, #Q19914	800,295
680,861	3.00%, due 8/1/43, #G08540	694,935
377,710	3.00%, due 8/1/43, #Q20559	385,517
212,868	3.00%, due 8/1/43, #Q21026	217,202
836,494	3.50%, due 8/1/43, #Q21351	876,856
254,078	3.50%, due 8/1/43, #Q21435	266,300
112,269	3.50%, due 9/1/43, #G08545	117,670
880,717	3.50%, due 2/1/44, #Q24712	923,085
	FHLMC TBA (b)
3,000,000	4.00%, due 3/15/41	3,208,013
6,000,000	3.00%, due 3/15/43	6,111,094

	FNMA Pool
16,066	4.50%, due 10/1/20, #842732	16,855
93,400	3.00%, due 12/1/20, #MA0605	97,963
37,019	4.50%, due 12/1/20, #813954	39,085
17,300	4.50%, due 2/1/21, #845437	18,148
39,891	5.00%, due 2/1/21, #865191	42,831
15,559	5.00%, due 5/1/21, #879112	16,563
89,193	4.50%, due 7/1/21, #845515	94,116
1,598,196	3.00%, due 8/1/21, #AL0579	1,676,281
69,994	5.50%, due 10/1/21, #905090	74,299
163,477	3.00%, due 1/1/22, #MA0957	171,464
24,825	5.00%, due 2/1/22, #900946	26,779
100,037	6.00%, due 2/1/22, #912522	110,005
84,717	5.00%, due 6/1/22, #937709	91,283
40,238	5.00%, due 7/1/22, #938033	43,404
72,169	5.00%, due 7/1/22, #944887	76,122
317,580	5.50%, due 7/1/22, #905040	339,607
12,791	4.00%, due 7/1/25, #AE1318	13,593
13,411	4.00%, due 10/1/25, #AE1601	14,310
494,339	4.00%, due 12/1/25, #AH6058	523,197
361,199	4.00%, due 1/1/26, #AH3925	386,262
14,286	4.00%, due 1/1/26, #MA0624	15,150
46,059	4.00%, due 3/1/26, #AH8485	49,236
624,922	4.00%, due 5/1/26, #AH8174	668,033
73,443	3.00%, due 10/1/26, #AJ0049	77,103
28,070	3.00%, due 10/1/26, #AJ5474	29,457
95,084	3.00%, due 2/1/27, #AK4047	99,801
213,931	3.00%, due 4/1/27, #AB4997	224,580
724,911	3.00%, due 9/1/27, #AQ0333	760,328
110,301	4.50%, due 4/1/29, #MA0022	119,880
3,628	7.00%, due 8/1/32, #650101	4,415
60,542	4.50%, due 3/1/35, #814433	66,193
54,752	4.50%, due 4/1/35, #735396	59,950
24,040	4.50%, due 5/1/35, #822854	26,288
41,159	4.50%, due 7/1/35, #826584	44,723
4,893	5.00%, due 7/1/35, #833958	5,442
26,822	7.00%, due 7/1/35, #826251	30,706
49,148	4.50%, due 8/1/35, #835751	53,699
28,776	7.00%, due 9/1/35, #842290	34,087
17,816	4.50%, due 11/1/35, #256032	19,459
28,259	5.00%, due 12/1/35, #852482	31,392
11,341	7.00%, due 2/1/36, #865190	13,433
328,468	5.00%, due 5/1/36, #745515	365,226
7,936	5.00%, due 7/1/36, #888789	8,841
20,998	6.50%, due 7/1/36, #897100	24,821
13,595	7.00%, due 7/1/36, #887793	14,061
31,376	6.00%, due 8/1/36, #892925	35,855
71,575	6.50%, due 8/1/36, #878187	86,474
75,565	5.00%, due 9/1/36, #893621	84,127
90,738	5.50%, due 10/1/36, #831845	103,227
38,689	5.50%, due 10/1/36, #893087	43,528
35,606	6.00%, due 10/1/36, #897174	40,429
49,494	5.50%, due 12/1/36, #256513	55,601
1,668	6.50%, due 12/1/36, #920162	1,910

44,812	7.00%, due 1/1/37, #256567	52,751
118,030	5.50%, due 2/1/37, #256597	132,593
61,454	6.00%, due 2/1/37, #909357	69,835
3,311	7.00%, due 2/1/37, #915904	3,592
84,302	5.00%, due 3/1/37, #913007	93,493
84,574	5.50%, due 3/1/37, #256636	95,009
4,425	5.00%, due 4/1/37, #914599	4,907

313,308	5.50%, due 6/1/37, #918554	351,966
71,514	5.50%, due 6/1/37, #918705	80,338
349,206	6.00%, due 6/1/37, #888413	396,937
242,571	6.00%, due 6/1/37, #917129	275,750
37,597	7.00%, due 6/1/37, #256774	41,675
43,148	7.00%, due 6/1/37, #940234	51,220
26,565	5.00%, due 7/1/37, #944534	29,461
128,715	5.50%, due 10/1/37, #954939	144,596
38,515	6.00%, due 12/1/37, #965488	43,702
201,093	5.50%, due 2/1/38, #961691	225,905
80,217	5.00%, due 1/1/39, #AA0835	88,962
22,918	5.00%, due 1/1/39, #AA0840	25,417
1,156	5.00%, due 1/1/39, #AA0862	1,282
4,120	5.00%, due 3/1/39, #AA4461	4,569
136,696	5.00%, due 3/1/39, #930635	151,599
3,431	5.00%, due 3/1/39, #930760	3,806
17,566	5.00%, due 3/1/39, #995948	19,481
19,822	4.00%, due 4/1/39, #AA0777	21,216
72,963	4.50%, due 4/1/39, #AA4590	79,324
147,537	5.00%, due 4/1/39, #930871	163,622
118,922	5.00%, due 4/1/39, #930992	131,887
87,453	5.00%, due 4/1/39, #995930	96,987
358,505	4.50%, due 6/1/39, #AA7681	390,604
120,201	5.00%, due 6/1/39, #995896	133,306
264,973	4.50%, due 7/1/39, #AE8152	288,478
88,075	5.00%, due 7/1/39, #995895	97,677
505,359	4.50%, due 8/1/39, #931837	550,694
440,949	5.00%, due 8/1/39, #AC3221	489,357
1,410,262	4.00%, due 12/1/39, #AE0215	1,509,388
144,418	4.50%, due 12/1/39, #932324	157,438
23,403	4.50%, due 2/1/40, #AC8494	25,531
75,087	4.50%, due 2/1/40, #AD1045	81,890
71,611	4.50%, due 2/1/40, #AD2832	78,068
38,969	5.00%, due 3/1/40, #AB1186	43,244
1,701,000	5.00%, due 5/1/40, #AD6374	1,889,178
22,803	5.00%, due 6/1/40, #AD8058	25,331
253,265	5.00%, due 7/1/40, #AD4634	281,352
334,006	5.00%, due 7/1/40, #AD4994	370,943
25,652	5.00%, due 7/1/40, #AD7565	28,502
190,705	4.50%, due 8/1/40, #890236	208,083
799,775	4.50%, due 8/1/40, #AD8035	872,608
127,489	4.50%, due 8/1/40, #AD8397	139,076
246,561	4.00%, due 9/1/40, #AE4311	264,576
29,534	4.00%, due 9/1/40, #AE4312	31,701
581,210	4.50%, due 9/1/40, #AE1500	634,142
69,532	4.00%, due 10/1/40, #AE4124	74,631
240,458	4.00%, due 10/1/40, #AE6057	258,138
19,166	4.00%, due 11/1/40, #AE5156	20,571
94,307	4.50%, due 11/1/40, #AE5162	102,514
451,728	4.00%, due 12/1/40, #MA0583	484,908
128,896	4.00%, due 1/1/41, #AE4583	138,348
194,185	4.00%, due 2/1/41, #AH3200	208,503
338,688	4.50%, due 3/1/41, #AH7009	369,533
1,244,742	4.50%, due 4/1/41, #AH9054	1,357,655

38,342	4.50%, due 5/1/41, #AI1364	41,848
246,286	4.50%, due 5/1/41, #AI1888	268,677
1,594,747	4.50%, due 5/1/41, #AL0160	1,740,510
160,736	4.50%, due 6/1/41, #AI4815	175,386
16,833	4.00%, due 8/1/41, #AI8218	18,052
21,490	4.50%, due 9/1/41, #AH3865	23,450
69,950	4.50%, due 9/1/41, #AI4050	76,252
19,903	4.50%, due 9/1/41, #AJ0729	21,744
199,443	4.00%, due 10/1/41, #AJ4052	213,933
280,635	4.00%, due 11/1/41, #AJ4668	301,057
524,614	4.00%, due 11/1/41, #AJ5643	562,894
169,271	4.00%, due 12/1/41, #AJ3097	181,622
323,319	4.00%, due 4/1/42, #MA1028	346,632
1,793,607	3.50%, due 7/1/43, #AB9774	1,882,786
1,864,499	3.00%, due 8/1/43, #AU3363	1,903,049
	FNMA TBA (b)
4,000,000	3.50%, due 3/15/41	4,192,422
4,000,000	4.00%, due 3/15/41	4,276,922
6,000,000	3.00%, due 3/15/43	6,112,525
	GNMA Pool
18,790	7.00%, due 9/15/35, #647831	21,679
72,746	5.00%, due 10/15/35, #642220	81,875
60,201	5.00%, due 11/15/35, #550718	67,444
72,822	5.50%, due 11/15/35, #650091	82,792
34,689	5.50%, due 12/15/35, #646307	39,494
56,305	5.50%, due 4/15/36, #652534	63,993
45,436	6.50%, due 6/15/36, #652593	54,336
25,695	5.50%, due 7/15/36, #608993	29,164
67,503	6.50%, due 10/15/36, #646564	77,336
41,321	6.00%, due 11/15/36, #617294	47,134
94,133	6.50%, due 12/15/36, #618753	108,126
73,091	5.50%, due 2/15/37, #658419	82,573
183,062	6.00%, due 4/15/37, #668411	208,744
225,770	5.00%, due 8/15/37, #671463	251,994
111,602	6.00%, due 10/15/37, #664379	127,161
21,506	5.50%, due 8/15/38, #677224	24,320
118,228	5.50%, due 8/15/38, #691314	133,464
4,394	5.50%, due 12/15/38, #705632	4,961
697,732	4.50%, due 5/15/39, #717066	765,892
16,923	5.50%, due 6/15/39, #714262	19,104
642,321	5.50%, due 6/15/39, #714720	725,046
649,562	4.50%, due 7/15/39, #720160	712,968
1,668,799	5.00%, due 9/15/39, #726311	1,867,176
11,681	5.50%, due 1/15/40, #723631	13,187
31,739	5.50%, due 2/15/40, #680537	35,827
		92,347,864
	Total Mortgage-Backed Securities (cost $100,661,445)	104,550,290

	SHORT-TERM INVESTMENTS	17.2%
9,533,727	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		9,533,727
7,381,405	Invesco STIT - Treasury Portfolio - Institutional Class, 0.01% (c)		7,381,405
	Total Short-Term Investments (cost $16,915,132)		16,915,132

	Total Investments (cost $117,576,577)	123.5%	121,465,422
	Liabilities less Other Assets	(23.5)%	(23,082,225)
	TOTAL NET ASSETS	100.0%	$98,383,197

(a)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2015.
(b)	Security purchased on a when-issued basis. As of February 28, 2015, the total cost of investments purchased on a when-issued basis was $23,936,875 or 24.3% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2015.
(d)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of February 28, 2015, the value of these investments was $12,017,107 or 12.2% of total net assets.
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	TBA - To Be Announced

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2015 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	48.0%
	Agricultural Equipment	0.6%
	John Deere Capital Corp.
$1,000,000	0.75%, due 1/22/16		$1,003,047
	Agriculture	0.6%
	Bunge Limited
1,000,000	4.10%, due 3/15/16		1,028,797
	Autos	4.0%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16		1,257,431
	Daimler Finance North America LLC
1,200,000	1.45%, due 8/1/16 (a)		1,208,734
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16		1,006,032
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)		997,776
	Volkswagen Group of America Finance LLC
1,500,000	0.632%, due 5/23/17 (a)(b)		1,500,691
	Volkswagen International Finance N.V.
500,000	1.125%, due 11/18/16 (a)		500,643
			6,471,307
	Banks	8.1%
	Bank of America Corp.
1,300,000	4.50%, due 4/1/15		1,303,945
	Bank of New York Mellon
1,300,000	2.95%, due 6/18/15		1,309,838
	BB&T Corp.
1,000,000	5.20%, due 12/23/15		1,034,880
	Capital One Financial Corp.
1,000,000	2.15%, due 3/23/15		1,000,881
	Citigroup, Inc.
1,000,000	2.65%, due 3/2/15		1,000,000
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16		1,202,556
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15		1,501,054
	KeyBank NA
1,200,000	1.10%, due 11/25/16		1,201,489
	PNC Bank NA
1,600,000	0.555%, due 8/1/17 (b)		1,597,616
	Suntrust Banks, Inc.
750,000	3.60%, due 4/15/16		771,934
	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16		1,263,452
			13,187,645
	Biotechnology	0.5%
	Amgen, Inc.
700,000	2.30%, due 6/15/16		711,604
	Brokers	1.5%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15		1,305,932
	Morgan Stanley
1,000,000	5.75%, due 10/18/16		1,070,291
			2,376,223
	Cable/Satellite	0.5%
	Direct TV Holdings
800,000	3.50%, due 3/1/16		819,888
	Chemicals	1.6%
	Dow Chemical Co.
1,200,000	2.50%, due 2/15/16		1,220,303
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15		711,907
	Ecolab, Inc.
565,000	3.00%, due 12/8/16		583,431

			2,515,641
	Commercial and Service Industry Machinery Manufacturing	0.3%
	KLA-Tencor Corp.
500,000	2.375%, due 11/1/17		507,447
	Commercial Finance	1.3%
	Air Lease Corp.
800,000	4.50%, due 1/15/16		821,500
	Gatx Corp.
1,280,000	1.25%, due 3/4/17		1,275,386
			2,096,886
	Communications Equipment	0.6%
	L-3 Communications Corp.
1,000,000	1.50%, due 5/28/17		991,210
	Computer Equipment	0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17		502,634
	Construction Materials Manufacturing	0.6%
	Martin Marietta Materials, Inc.
1,000,000	1.357%, due 6/30/17 (b)		995,325
	Consumer Finance	0.8%
	American Express Credit
1,300,000	1.75%, due 6/12/15		1,304,781
	Data Processing, Hosting, and Related Services	0.6%
	Fidelity National Information Services
1,000,000	1.45%, due 6/5/17		998,923
	Electric Utilities	0.5%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16		708,180
	Electrical Equipment	0.6%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15		1,014,609
	Electrical Equipment Manufacturing	0.9%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17		1,433,755
	Finance	0.5%
	SLM Corp.
831,000	6.25%, due 1/25/16		861,124
	Financial Services	0.6%
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)		999,031
	Food	1.8%
	Conagra Foods, Inc.
930,000	1.30%, due 1/25/16		933,136
	Kraft Foods Group, Inc.
1,200,000	1.625%, due 6/4/15		1,203,323
	Kroger Co.
800,000	1.20%, due 10/17/16		802,389
			2,938,848
	Food and Beverage	1.6%
	Anheuser-Busch InBev Finance Inc.
500,000	1.125%, due 1/27/17		502,926
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15		1,302,187
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)		702,663
			2,507,776
	Grocery and Related Product Merchant Wholesalers	0.9%
	Sysco Corp.
1,440,000	1.45%, due 10/2/17		1,449,589
	Health Care	0.6%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15		1,002,583
	Healthcare Facilities and Services	0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17		1,428,779
	Home Improvement	0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17		802,064
	Insurance	1.9%

	Metropolitan Life Global Funding I
2,000,000	0.632%, due 4/10/17 (a)(b)		2,005,992
	Prudential Financial Inc.
950,000	4.75%, due 9/17/15		970,640
			2,976,632
	Lessors of Real Estate	0.3%
	Arc Properties Operating
500,000	2.00%, due 2/6/17		487,543
	Life Sciences Equipment	0.5%
	Thermo Fisher Scientific, Inc.
800,000	3.20%, due 5/1/15		803,494
	Machinery Manufacturing	0.6%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17		1,004,974
	Manufacturing	0.3%
	ITT Corp.
485,000	7.375%, due 11/15/15		506,198
	Media	0.6%
	Time Warner, Inc.
985,000	3.15%, due 7/15/15		994,156
	Medical Equipment	0.6%
	Baxter International, Inc.
450,000	0.95%, due 6/1/16		450,423
	Carefusion Corp.
500,000	1.45%, due 5/15/17		500,985
			951,408
	Medical Equipment and Supplies Manufacturing	0.9%
	Becton Dickinson & Co.
1,450,000	1.80%, due 12/15/17		1,463,236
	Metals and Mining	1.7%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17		493,304
	Glencore Funding LLC
1,000,000	1.70%, due 5/27/16 (a)		1,003,963
	Rio Tinto Finance USA Ltd.
1,300,000	1.875%, due 11/2/15		1,309,096
			2,806,363
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.3%
	Medtronic, Inc.
500,000	1.50%, due 3/15/18 (a)		501,514
	Office Equipment	0.6%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17		1,030,850
	Oil and Gas	1.1%
	Anadarko Petroleum Corp.
700,000	5.95%, due 9/15/16		751,234
	Ensco PLC
1,000,000	3.25%, due 3/15/16		1,017,390
			1,768,624
	Petroleum and Coal Products Manufacturing	0.6%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18		1,000,507
	Pharmaceuticals	1.4%
	Bayer U.S. Finance LLC
500,000	0.504%, due 10/7/16 (a)(b)		500,342
	Mylan, Inc.
800,000	1.80%, due 6/24/16		805,431
	Perrigo Co. plc
1,000,000	1.30%, due 11/8/16		998,780
			2,304,553
	Real Estate	0.6%
	Ventas Realty LP
1,000,000	1.25%, due 4/17/17		997,010
	Retail	1.4%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16		1,006,013
	Walgreen Co.
1,200,000	1.00%, due 3/13/15		1,200,169

			2,206,182
	Retail - Consumer Discretionary	1.0%
	eBay Inc.
1,600,000	0.456%, due 7/28/17 (b)		1,581,909
	Software and Services	0.6%
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17		1,002,166
	Telecommunications	0.9%
	Verizon Communications, Inc.
1,400,000	0.70%, due 11/2/15		1,401,247
	Transportation	0.8%
	Paccar Financial Corp.
1,250,000	0.75%, due 5/16/16		1,252,933
	Total Corporate Bonds (cost $77,614,239)		77,699,195

	MORTGAGE-BACKED SECURITIES	24.9%
	Commercial Mortgage-Backed Securities	3.4%
	Banc of America Commercial Mortgage Trust
389,168	5.709%, due 5/10/45, Series 2006-2, Class AAB (b)		391,229
	Credit Suisse Mortgage Capital
1,478,991	5.469%, due 2/15/39, Series 2006-C1, Class A4 (b)		1,513,537
	Hilton USA Trust
1,970,930	1.173%, due 11/5/30, Series 2013-HLF, Class AFL (a)(b)		1,971,072
	Hyatt Hotel Portfolio Trust
750,000	1.875%, due 11/15/29, Series 2015-HYT, Class B (a)(b)		752,452
	LB-UBS Commercial Mortgage Trust
818,651	5.661%, due 3/15/39, Series 2006-C3, Class A4 (b)		844,651
			5,472,941
	Residential Mortgage-Backed Securities	14.3%
	American Homes 4 Rent
2,500,000	1.60%, due 6/17/31, Series 2014-SFR1, Class B (a)(b)		2,476,643
	American Residential Property Trust
3,000,000	1.923%, due 9/17/31, Series 2014-SFR1, Class B (a)(b)		3,002,490
	Colony American Homes
2,250,000	1.60%, due 5/17/31, Series 2014-1A, Class B (a)(b)		2,226,727
	Equity Mortgage Trust
2,000,000	1.025%, due 5/8/31, Series 2014-INNS, Class A (a)(b)		2,000,957
	Invitation Homes Trust
4,000,000	1.60%, due 12/17/30, Series 2013-SFR1, Class B (a)(b)		3,962,520
4,000,000	1.673%, due 6/17/31, Series 2014-SFR1, Class B (a)(b)		3,986,080
	PFS Tax Lien Trust
1,164,821	1.44%, due 5/15/29, Series 2014-1 (a)		1,166,801
	Silver Bay Realty Trust
3,000,000	1.623%, due 9/17/31, Series 2014-1, Class B (a)(b)		2,969,853
	Starwood Waypoint Residential Trust
1,486,949	1.473%, due 1/20/32, Series 2014-1, Class A (a)(b)		1,487,513
			23,279,584
	U.S. Government Agencies	7.2%
	FHLMC ARM Pool (b)
1,012	2.15%, due 8/1/15, #755204		1,013
6,076	2.348%, due 2/1/22, #845113		6,282
24,300	1.999%, due 10/1/22, #635206		25,039
7,251	2.361%, due 6/1/23, #845755		7,399
7,193	2.33%, due 2/1/24, #609231		7,231
375,548	2.401%, due 1/1/25, #785726		392,302
10,263	2.283%, due 1/1/33, #1B0668		10,519
496,642	2.375%, due 10/1/34, #782784		530,996
203,290	2.177%, due 12/1/34, #1G0018		215,579
124,862	2.436%, due 4/1/36, #847671		133,166
	FHLMC Pool
223,135	5.00%, due 10/1/38, #G04832		246,446
	FNMA ARM Pool (b)
23,056	2.54%, due 7/1/25, #555206		23,182
82,505	1.645%, due 7/1/27, #424953		83,306
77,778	2.35%, due 3/1/28, #556438		80,968
82,253	2.335%, due 6/1/29, #508399		84,700
213,774	2.109%, due 4/1/30, #562912		222,499
61,432	2.454%, due 10/1/30, #670317		63,965
41,791	2.115%, due 9/1/31, #597196		41,906

27,788	2.277%, due 11/1/31, #610547		28,491
3,561	2.25%, due 4/1/32, #629098		3,592
395,068	2.196%, due 10/1/33, #743454		420,249
1,087,120	2.375%, due 11/1/33, #755253		1,163,539
1,684,845	2.42%, due 5/1/34, #AC5719		1,801,961
376,401	2.112%, due 7/1/34, #779693		400,538
339,889	1.912%, due 10/1/34, #795136		358,645
150,987	2.115%, due 1/1/35, #805391		162,184
104,843	2.125%, due 10/1/35, #845041		111,748
228,514	2.233%, due 10/1/35, #846171		242,999
429,720	2.111%, due 1/1/36, #849264		457,787
114,637	2.261%, due 6/1/36, #872502		122,299
729,623	2.227%, due 1/1/37, #906389		774,770
828,902	2.601%, due 3/1/37, #907868		891,173
543,875	2.28%, due 8/1/37, #949772		568,433
49,279	2.125%, due 10/1/37, #955963		50,405
95,007	1.81%, due 11/1/37, #948183		96,981
274,058	2.64%, due 11/1/37, #953653		283,830
	FNMA Pool
584,134	5.00%, due 6/1/40, #AD5479		651,978
66,837	4.00%, due 11/1/41, #AJ3797		71,682
	GNMA II ARM Pool (b)
7,928	2.00%, due 11/20/21, #8871		8,159
42,456	1.625%, due 10/20/22, #8062		43,463
119,435	1.625%, due 11/20/26, #80011		124,048
29,910	2.00%, due 11/20/26, #80013		31,234
16,834	1.625%, due 12/20/26, #80021		17,486
7,730	1.625%, due 1/20/27, #80029		8,040
135,007	1.625%, due 7/20/27, #80094		140,536
177,483	1.625%, due 8/20/27, #80104		184,750
7,598	1.625%, due 10/20/27, #80122		7,907
64,244	1.625%, due 1/20/28, #80154		66,843
140,366	1.625%, due 10/20/29, #80331		146,136
27,540	1.625%, due 11/20/29, #80344		28,671
			11,647,055
	Total Mortgage-Backed Securities (cost $40,030,952)		40,399,580

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	25.6%
	U.S. Government Agencies	12.3%
	FHLMC
5,000,000	0.875%, due 10/14/16		5,022,345
5,000,000	0.50%, due 1/27/17		4,984,930
3,000,000	1.00%, due 3/8/17		3,020,895
	FNMA
4,000,000	0.375%, due 3/16/15		4,000,492
3,000,000	0.50%, due 5/27/15		3,002,598
			20,031,260
	U.S. Treasury Notes	13.3%
	U.S. Treasury Note
1,000,000	0.375%, due 4/15/15		1,000,234
2,000,000	0.25%, due 5/15/15		2,000,468
4,000,000	0.25%, due 7/15/15		4,002,188
3,000,000	0.375%, due 1/15/16		3,003,750
5,500,000	0.25%, due 4/15/16		5,496,992
6,000,000	0.625%, due 8/15/16		6,015,000
			21,518,632
	Total U.S. Government Agencies and Instrumentalities (cost $41,562,214)		41,549,892

	SHORT-TERM INVESTMENTS	0.9%
1,422,722	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		1,422,722
	Total Short-Term Investments (cost $1,422,722)		1,422,722

	Total Investments (cost $160,630,127)	99.4%	161,071,389
	Other Assets less Liabilities	0.6%	914,689
	TOTAL NET ASSETS	100.0%	$161,986,078

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of February 28, 2015, the value of these investments was $35,924,457 or 22.2% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2015.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2015.
ARM - Adjustable Rate Mortgage
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

PIA Funds

Notes to the Schedule of Investments
February 28, 2015 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of February 28, 2015, the PIA Funds did not hold illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees (“Board”) as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of February 28, 2015, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds are considered liquid.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2015:

PIA BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$204,224,059	$-	$204,224,059
Sovereign Bonds	-	27,609,035	-	27,609,035
U.S. Government Instrumentalities	-	5,056,882	-	5,056,882
Total Fixed Income	-	236,889,976	-	236,889,976
Short-Term Investments	2,314,513	-	-	2,314,513
Total Investments	$2,314,513	$236,889,976	$-	$239,204,489

PIA MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$-	$2,345,874	$-	$2,345,874
Residential Mortgage-Backed Securities	-	9,856,552	-	9,856,552
Mortgage-Backed Securities – U.S. Government Agencies	-	92,347,864	-	92,347,864
Total Fixed Income	-	104,550,290	-	104,550,290
Short-Term Investments	16,915,132	-	-	16,915,132
Total Investments	$16,915,132	104,550,290	$-	$121,465,422

PIA High Yield Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$89,293,563	$-	$89,293,563
Total Fixed Income	-	89,293,563		89,293,563
Short-Term Investments	5,628,684	-	-	5,628,684
Total Investments	$5,628,684	$89,293,563	$-	$94,922,247

PIA Short-Term Securities Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$77,699,195	$-	$77,699,195
Mortgage-Backed Securities	-	40,399,580	-	40,399,580
U.S. Government Agencies and Instrumentalities	-	41,549,892	-	41,549,892
Total Fixed Income	-	159,648,667	-	159,648,667
Short-Term Investments	1,422,722	-	-	1,422,722
Total Investments	$1,422,722	$159,648,667	$-	$161,071,389

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at February 28, 2015, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA Funds held no Level 3 securities during the period ended February 28, 2015.

Note 2 – Derivative Instruments

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives.  The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to a Fund to cover the Fund’s exposure to the counterparty.

During the period ended February 28, 2015, the PIA Funds did not enter into credit default swaps.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

PIA BBB Bond Fund

Cost of investments	$229,314,351

Gross unrealized appreciation	$13,465,947
Gross unrealized depreciation	(3,575,809)
Net unrealized appreciation	$9,890,138

PIA MBS Bond Fund

Cost of investments	$117,576,577

Gross unrealized appreciation	$3,971,526
Gross unrealized depreciation	(82,681)
Net unrealized appreciation	$3,888,845

PIA High Yield Fund

Cost of investments	$95,911,881

Gross unrealized appreciation	$1,420,009
Gross unrealized depreciation	(2,409,643)
Net unrealized depreciation	$(989,634)

PIA Short-Term Securities Fund

Cost of investments	$160,630,127

Gross unrealized appreciation	$837,440
Gross unrealized depreciation	(396,178)
Net unrealized appreciation	$441,262

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date            4/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date            4/24/15

By (Signature and Title)* /s/ Cheryl L. King
                                            Cheryl L. King, Treasurer

Date            4/24/15

* Print the name and title of each signing officer under his or her signature.